Report of Independent Registered Public Accounting
Firm

To the Shareholders and Board of Trustees of SPDR(r) Series Trust

In planning and performing our audits of the financial statements of SPDR Bloomberg Barclays 1-3 Month T-Bill
ETF, SPDR Bloomberg Barclays TIPS ETF, SPDR
Bloomberg Barclays 1-10 Year TIPS ETF, SPDR Bloomberg
Barclays Intermediate Term Treasury ETF, SPDR Bloomberg
Barclays Issuer Scored Corporate Bond ETF, SPDR
Bloomberg Barclays Convertible Securities ETF, SPDR
Bloomberg Barclays Mortgage Backed Bond ETF, SPDR
Nuveen S&P High Yield Municipal Bond ETF, SPDR Citi International Government Inflation-Protected Bond ETF,
SPDR Bloomberg Barclays Short Term International Treasury
Bond ETF, SPDR Bloomberg Barclays International Treasury
Bond ETF, SPDR Bloomberg Barclays International
Corporate Bond ETF, SPDR Bloomberg Barclays Emerging
Markets Local Bond ETF, SPDR Bloomberg Barclays High
Yield Bond ETF, SPDR Bloomberg Barclays Short Term
High Yield Bond ETF, SPDR Bloomberg Barclays Investment
Grade Floating Rate ETF, SPDR ICE BofAML Crossover
Corporate Bond ETF, SPDR Dow Jones REIT ETF, SPDR
Global Dow ETF, SPDR NYSE Technology ETF, SPDR
MSCI USA StrategicFactors ETF, SPDR Portfolio Large Cap
ETF, SPDR SSGA US Large Cap Low Volatility Index ETF,
SPDR Portfolio Small Cap ETF, SPDR SSGA US Small Cap
Low Volatility Index ETF, SPDR Portfolio Total Stock
Market ETF, SPDR Portfolio Mid Cap ETF, SPDR S&P 1500
Momentum Tilt ETF, SPDR S&P 1500 Value Tilt ETF, SPDR
S&P 400 Mid Cap Growth ETF, SPDR S&P 400 Mid Cap
Value ETF, SPDR S&P 500 Buyback ETF, SPDR Portfolio
S&P 500 Growth ETF, SPDR Portfolio S&P 500 Value ETF,
SPDR Portfolio S&P 500 High Dividend ETF, SPDR S&P
600 Small Cap ETF, SPDR S&P 600 Small Cap Growth ETF,
SPDR S&P 600 Small Cap Value ETF, SPDR S&P Biotech
ETF, SPDR S&P Capital Markets ETF, SPDR S&P Dividend
ETF, SPDR S&P Health Care Equipment ETF, SPDR S&P
Health Care Services ETF, SPDR S&P Insurance ETF, SPDR
S&P Metals & Mining ETF, SPDR S&P Oil & Gas
Equipment & Services ETF, SPDR S&P Pharmaceuticals
ETF, SPDR S&P Retail ETF, SPDR S&P Semiconductor
ETF, SPDR S&P Software & Services ETF, SPDR S&P
Telecom ETF, SPDR S&P Transportation ETF, SPDR Wells
Fargo Preferred Stock ETF, SPDR S&P 500 Fossil Fuel
Reserves Free ETF, SPDR Russell 1000 Low Volatility Focus
ETF, SPDR Russell 1000 Momentum Focus ETF, SPDR
Russell 1000 Yield Focus ETF, SPDR FactSet Innovative
Technology ETF, SPDR SSGA Gender Diversity Index ETF,
SPDR S&P Internet ETF, SPDR S&P Technology Hardware
ETF and SPDR Dorsey Wright Fixed Income Allocation ETF
(the "Funds") (sixty-two of the Funds constituting SPDR(r) Series Trust (the "Trust")) as of and for the year/periods ended June 30, 2018 in accordance with the standards of the Public Company Accounting Oversight Board (United States), we considered the Trust's internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinions on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Trust is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that
(1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Trust's internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company Accounting
Oversight Board (United States). However, we noted no deficiencies in the Trust's internal control over financial reporting and its operation, including controls over safeguarding securities, which we consider to be a material weakness as defined above as of June 30, 2018.

This report is intended solely for the information and use of management and the Board of Trustees of SPDR(r) Series Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.



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Boston, Massachusetts
August 31, 2018